ACCOUNTS AND OTHER RECEIVABLES - Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
Trade receivables	$ 4,751	$ 8,755
IVA receivables	8,863	9,666
Other receivables	847	1,721
Due from related parties	1	2
Accounts receivable	$ 14,462	$ 20,144